Remaining performance obligations	12 Months Ended
Dec. 31, 2022
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations

Note 14	Contract assets and liabilities

The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021	2022	2021
Opening balance, January 1		665	943	1,045	959
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(736)	(678)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		89	141	—	—
Increase in contract liabilities during the year			—	794	752
Increase in contract liabilities included in contract assets during the year		(83)	(115)	—	—
Increase in contract assets from revenue recognized during the year		728	664	—	—
Contract assets transferred to trade receivables		(586)	(859)	14	50
Acquisitions	4	—	—	8	13
Contract terminations transferred to trade receivables		(50)	(89)	(1)	4
Reclassified to liabilities held for sale	16	—	—	—	(7)
Other		(39)	(20)	(39)	(48)
Ending balance, December 31		724	665	1,085	1,045
(1) Net of allowance for doubtful accounts of $19 million and $20 million at December 31, 2022 and December 31, 2021, respectively. See Note 29, Financial and capital management, for additional details.

Note 15	Contract costs

The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Opening balance, January 1		894	764
Incremental costs of obtaining a contract and contract fulfillment costs		807	635
Amortization included in operating costs		(558)	(504)
Acquisitions		—	3
Reclassified to assets held for sale	16	—	(4)
Ending balance, December 31		1,143	894

Contract costs are amortized over periods ranging from 12 to 84 months.

Note 33	Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2022.

	2023	2024	2025	2026	2027	THEREAFTER	TOTAL
Wireline	1,343	1,090	739	461	181	472	4,286
Wireless	1,482	647	40	1	—	—	2,170
Total	2,825	1,737	779	462	181	472	6,456
When estimating minimum transaction prices allocated to the remaining unfulfilled, or partially unfulfilled, performance obligations, BCE applied the practical expedient to not disclose information about remaining performance obligations that have an original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.